SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

Securities Act File No. 333-72045

Investment Company Act File No. 811-09149

Eaton Vance Ohio Municipal Income Trust

Name of Registrant

255 State Street, Boston, MA 02109

Address of Principal Executive Office

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the date set for the redemption.

(1)	Title of Class of Securities to be Redeemed:
Auction Preferred Shares (“APS”) Series A
(2)	Date on Which the Securities are to be Redeemed:
The APS will be redeemed on the Dividend Payment Date for each Series as follows: Series A on December 24, 2008.
(3)	Applicable Provisions of the Governing Instrument Pursuant to Which the Securities are to be Redeemed:
Article VII, Paragraphs 4(a)(i), 4(b) and 4(c) of the Amended By laws
(4)	Number of Shares and the Basis Upon Which the Securities to be Redeemed are to be Selected:
The Fund intends to redeem by lot (as determined by The Depository Trust Company) the number of outstanding APS set forth below:

Series	Number of Shares
A	9

Signature

Pursuant to Rule 23c-2 under the Act, the registrant has caused this notification to be duly executed on its behalf in the City of Boston and the Commonwealth of Massachusetts on the 17th day of December 2008.

Eaton Vance Ohio Municipal Income Trust

By: __/s/ Maureen A.Gemma___________

Name: Maureen A. Gemma

Title: Secretary